Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

January 30, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”) Division of Investment Management

100 F Street, N.E. Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF (each, a “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information for each Fund that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 28, 2023, and filed electronically as Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A on January 27, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC